Consolidated Statements of Equity (JPY ¥) In Millions	Common Stock (Note 12) [Member]	Capital Surplus (Note 12) [Member]	Legal Reserve (Note 12) [Member]	Retained Earnings (Note 12) [Member]	Accumulated Other Comprehensive Income (Loss) (Note 13) [Member]	Treasury Stock (Note 12) [Member]	Noncontrolling Interests [Member]	Disclosure of Comprehensive Income (Loss) [Member]	Total
Balance at beginning of year at Mar. 31, 2008	¥ 258,740	¥ 1,217,865	¥ 90,129	¥ 2,948,065	¥ (173,897)	¥ (598,573)	¥ 514,620
Net income (loss)								(403,843)	(403,843)
Effects of changing the pension plan measurement date, net of tax (Note 10)				(3,727)	(73,571)		(3)
Repurchase of common stock						(72,416)			(72,416)
Balance at beginning of year as adjusted				2,944,338	(247,468)		514,617
Sale of treasury stock		(101)				700
Cash dividends paid to noncontrolling interests							(20,803)
Net income (loss) attributable to Panasonic Corporation				(378,961)					(378,961)
Other comprehensive income (loss), net of tax (Note 13)					(346,909)
Acquisition transaction
Cash dividends to Panasonic Corporation shareholders				(83,364)
Transfer			2,597	(2,597)
Equity transactions with noncontrolling interests and others (Note 21)							(1,422)
Net income (loss) attributable to noncontrolling interests							(24,882)		24,882
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments							(18,043)	(130,843)	(116,738)
Unrealized holding gains (losses) of available-for-sale securities							(1,619)	(57,624)	(99,490)
Unrealized gains (losses) of derivative instruments							(12)	(9,227)	(2,478)
Pension liability adjustments							(19,235)	(188,124)
Comprehensive loss								(789,661)
Comprehensive loss attributable to noncontrolling interests								(63,791)
Comprehensive income (loss)								(725,870)	(346,909)
Balance at end of period at Mar. 31, 2009	258,740	1,217,764	92,726	2,479,416	(594,377)	(670,289)	428,601
Net income (loss)								(170,667)	(170,667)
Effects of changing the pension plan measurement date, net of tax (Note 10)
Repurchase of common stock						(72)			(72)
Balance at beginning of year as adjusted				2,479,416	(594,377)		428,601
Sale of treasury stock		(8)				31
Cash dividends paid to noncontrolling interests							(14,619)
Net income (loss) attributable to Panasonic Corporation				(103,465)					(103,465)
Other comprehensive income (loss), net of tax (Note 13)					146,145
Acquisition transaction							532,360
Cash dividends to Panasonic Corporation shareholders				(25,883)
Transfer			581	(581)
Equity transactions with noncontrolling interests and others (Note 21)		(8,240)					(2,402)		(8,240)
Net income (loss) attributable to noncontrolling interests							(67,202)		67,202
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments							1,238	(9,819)	(21,186)
Unrealized holding gains (losses) of available-for-sale securities							2,378	53,641	51,686
Unrealized gains (losses) of derivative instruments							68	6,229	3,064
Pension liability adjustments							6,863	106,641
Comprehensive loss								(13,975)
Comprehensive loss attributable to noncontrolling interests								(56,655)
Comprehensive income (loss)								42,680	146,145
Balance at end of period at Mar. 31, 2010	258,740	1,209,516	93,307	2,349,487	(448,232)	(670,330)	887,285		3,679,773
Net income (loss)								85,597	85,597
Effects of changing the pension plan measurement date, net of tax (Note 10)
Repurchase of common stock						(432)			(432)
Balance at beginning of year as adjusted				2,349,487	(448,232)		887,285
Sale of treasury stock		(9)				26
Cash dividends paid to noncontrolling interests							(12,583)
Net income (loss) attributable to Panasonic Corporation				74,017					74,017
Other comprehensive income (loss), net of tax (Note 13)					(171,183)
Acquisition transaction
Cash dividends to Panasonic Corporation shareholders				(20,704)
Transfer			891	(891)
Equity transactions with noncontrolling interests and others (Note 21)		(109,326)			(5,885)		(474,758)		(109,326)
Net income (loss) attributable to noncontrolling interests							11,580		(11,580)
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments							(21,764)	(107,779)	(88,016)
Unrealized holding gains (losses) of available-for-sale securities							(1,633)	(24,422)	(31,506)
Unrealized gains (losses) of derivative instruments							(26)	962	8,761
Pension liability adjustments							(758)	(64,125)
Comprehensive loss								(109,767)
Comprehensive loss attributable to noncontrolling interests								(12,601)
Comprehensive income (loss)								(97,166)	(171,183)
Balance at end of period at Mar. 31, 2011	¥ 258,740	¥ 1,100,181	¥ 94,198	¥ 2,401,909	¥ (625,300)	¥ (670,736)	¥ 387,343		¥ 2,946,335